Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Voting Common Stock, no par value per share
Amount Registered | shares	200,000	[1],[2]
Proposed Maximum Offering Price per Unit | shares	43.7	[3]
Maximum Aggregate Offering Price | $	$ 8,740,000
Fee Rate	0.01476%
Amount of Registration Fee | $	$ 1,290.02	[3]
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of voting common stock, no par value per share (the “Voting Common Stock”) of Live Oak Bancshares, Inc. as may be issued to prevent dilution of the shares of Voting Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 200,000 shares of Voting Common Stock reserved for issuance under the Live Oak Bancshares, Inc. Second Amended and Restated 2014 Employee Stock Purchase Plan.
(3)
Calculated solely for the purpose of this offering pursuant to Rule 457(c) and 457(h)(1) on the basis of the average of the high and low prices of the Voting Common Stock as reported on the New York Stock Exchange on August 1, 2024.

[1]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of voting common stock, no par value per share (the “Voting Common Stock”) of Live Oak Bancshares, Inc. as may be issued to prevent dilution of the shares of Voting Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions.
[2]	Consists of 200,000 shares of Voting Common Stock reserved for issuance under the Live Oak Bancshares, Inc. Second Amended and Restated 2014 Employee Stock Purchase Plan.
[3]	Calculated solely for the purpose of this offering pursuant to Rule 457(c) and 457(h)(1) on the basis of the average of the high and low prices of the Voting Common Stock as reported on the New York Stock Exchange on August 1, 2024.